Leases (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases (Textual)
Rental expense	$ 11,605	$ 6,100	$ 11,794
Lease liabilities	24,584
Interest expense generated from the lease liability	$ 3,765
Qualified employees expiration dates	Apr. 30, 2023